Stock-Based Compensation And Employee Benefit Plans (Weighted-Average Assumptions For Option Awards Granted) (Details) (Employee Stock Option [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.80%	1.10%	1.60%
Risk-free interest rate, maximum	2.50%	3.10%	3.20%
Risk-free interest rate, weighted average	1.40%	2.10%	2.60%
Expected term (in years), minimum	5.2	5.3	5.4
Expected term (in years), maximum	6.8	8.0	5.9
Expected term (in years),weighted average	5.7	5.90	5.90
Expected volatility, minimum	34.00%	34.00%	36.00%
Expected volatility, maximum	36.00%	37.00%	40.00%
Expected volatility, weighted average	34.00%	35.00%	38.00%
Expected dividend yield	0.00%	0.00%	0.00%
Expected dividend yield, Weighted Average	0.00%	0.00%	0.00%